Consolidated Statements of Shareholders' Equity Parenthetical (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Issuance of shares under equity-based compensation plans net of income tax benefit	$ 23	$ 72
Issuance of shares under equity-based compensation plans net of income tax expense			$ 3
Eaton Corporation common share par value	$ 0.50	$ 0.50
Eaton Corporation plc par value	$ 0.01